Fair Value of Financial Instruments (Tables)	6 Months Ended
Apr. 30, 2026
Statement [Line Items]
Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value (1) Gains/(Losses)			Cumulative change in fair value (2) Gains/(Losses)
	As at			For the three months ended			As at
($ millions)	April 30 2026	January 31 2026	April 30 2025	April 30 2026	January 31 2026	April 30 2025	April 30 2026	January 31 2026	April 30 2025
Liabilities
Senior note liabilities (3)	$48,629	$47,740	$39,127	$507	$(105)	$1,611	$3,672	$3,165	$6,237
(1)	Change in the difference between the contractual maturity amount and the carrying value.
(2)	The cumulative change in fair value is measured from the instrument’s date of initial recognition.
(3)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest
income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value
The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount	Carrying value	Difference between contractual maturity amount and carrying value	Changes in fair value for the three months period attributable to changes in own credit risk recorded in other comprehensive income Gains/(Losses)	Cumulative changes in fair value attributable to changes in own credit risk (1) Gains/(Losses)
As at April 30, 2026	$52,301	$48,629	$3,672	$413	$(1,439)
As at January 31, 2026	$50,905	$47,740	$3,165	$(246)	$(1,852)
As at April 30, 2025	$45,364	$39,127	$6,237	$512	$(665)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	April 30, 2026		January 31, 2026		October 31, 2025
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$79,301	$79,301	$73,838	$73,838	$65,967	$65,967
Trading assets	157,689	157,689	161,043	161,043	152,223	152,223
Securities purchased under resale agreements and securities borrowed	253,177	253,177	215,379	215,379	203,008	203,008
Derivative financial instruments	46,709	46,709	47,788	47,788	46,531	46,531
Investment securities – FVOCI and FVTPL	127,818	127,818	119,947	119,947	126,226	126,226
Investment securities – amortized cost	21,510	21,988	22,069	22,452	23,239	23,722
Loans	754,267	757,434	754,887	755,475	769,900	771,045
Customers’ liability under acceptances	155	155	173	173	177	177
Other financial assets	27,239	27,239	28,419	28,419	28,128	28,128
Liabilities:
Deposits	979,387	981,489	971,043	971,682	965,925	966,279
Financial instruments designated at fair value through profit or loss	48,629	48,629	47,740	47,740	47,165	47,165
Acceptances	157	157	174	174	178	178
Obligations related to securities sold short	38,064	38,064	33,147	33,147	38,104	38,104
Derivative financial instruments	56,854	56,854	58,165	58,165	56,031	56,031
Obligations related to securities sold under repurchase agreements and securities lent	238,663	238,663	204,760	204,760	189,144	189,144
Subordinated debentures	5,801	5,766	5,882	5,807	7,749	7,692
Other financial liabilities	53,031	52,913	55,508	55,490	56,500	56,529

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	April 30, 2026				January 31, 2026
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$10,200	$–	$10,200	$–	$11,543	$–	$11,543
Trading assets
Loans	–	6,391	146	6,537	–	7,891	161	8,052
Canadian federal government and government guaranteed debt	15,886	4,901	–	20,787	14,997	3,603	–	18,600
Canadian provincial and municipal debt	9,498	3,308	–	12,806	7,071	4,497	–	11,568
U.S. treasury and other U.S. agencies’ debt	10,107	–	–	10,107	9,337	–	–	9,337
Other foreign governments’ debt	713	11,219	–	11,932	982	11,128	–	12,110
Corporate and other debt	3,352	8,216	–	11,568	3,922	7,224	–	11,146
Equity securities	82,338	150	17	82,505	88,921	128	11	89,060
Other	–	1,447	–	1,447	–	1,170	–	1,170
	$121,894	$35,632	$163	$157,689	$125,230	$35,641	$172	$161,043
Investment securities (2)
Canadian federal government and government guaranteed debt	$14,170	$9,273	$–	$23,443	$12,483	$9,726	$–	$22,209
Canadian provincial and municipal debt	17,815	6,178	–	23,993	11,925	9,315	–	21,240
U.S. treasury and other U.S. agencies’ debt	41,153	5,937	–	47,090	39,174	6,131	–	45,305
Other foreign governments’ debt	6,445	21,268	–	27,713	4,336	21,596	–	25,932
Corporate and other debt	192	3,053	9	3,254	194	2,679	31	2,904
Equity securities	80	335	1,910	2,325	122	297	1,938	2,357
	$79,855	$46,044	$1,919	$127,818	$68,234	$49,744	$1,969	$119,947
Derivative financial instruments
Interest rate contracts	$–	$9,456	$–	$9,456	$–	$9,383	$–	$9,383
Foreign exchange and gold contracts	–	21,996	1	21,997	–	27,543	1	27,544
Equity contracts	596	6,181	29	6,806	513	6,263	93	6,869
Credit contracts	–	169	9	178	–	320	6	326
Commodity contracts	–	8,265	7	8,272	–	3,656	10	3,666
	$596	$46,067	$46	$46,709	$513	$47,165	$110	$47,788
Liabilities:
Deposits (3)	$–	$448	$–	$448	$–	$335	$–	$335
Financial liabilities designated at fair value through profit or loss	–	48,629	–	48,629	–	47,740	–	47,740
Obligations related to securities sold short	33,715	4,349	–	38,064	29,441	3,706	–	33,147

Derivative financial instruments
Interest rate contracts	–	17,414	1	17,415	–	17,149	3	17,152
Foreign exchange and gold contracts	–	21,489	–	21,489	–	27,353	–	27,353
Equity contracts	848	10,074	28	10,950	800	7,052	28	7,880
Credit contracts	–	19	2	21	–	21	2	23
Commodity contracts	–	6,970	9	6,979	–	5,747	10	5,757
	$848	$55,966	$40	$56,854	$800	$57,322	$43	$58,165
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $ 21,988 (January 31, 2026 – $22,452).
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.

	As at October 31, 2025
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$5,156	$–	$5,156
Trading assets
Loans	–	8,486	1	8,487
Canadian federal government and government guaranteed debt	13,838	1,963	–	15,801
Canadian provincial and municipal debt	8,374	3,336	–	11,710
U.S. treasury and other U.S. agencies’ debt	9,132	–	–	9,132
Other foreign governments’ debt	1,837	8,451	–	10,288
Corporate and other debt	3,523	6,593	–	10,116
Equity securities	83,412	373	12	83,797
Other	–	2,892	–	2,892
	$120,116	$32,094	$13	$152,223
Investment securities (2)
Canadian federal government and government guaranteed debt	$15,143	$7,967	$–	$23,110
Canadian provincial and municipal debt	16,293	4,550	–	20,843
U.S. treasury and other U.S. agencies’ debt	42,300	6,736	–	49,036
Other foreign governments’ debt	7,099	20,627	–	27,726
Corporate and other debt	116	2,892	32	3,040
Equity securities	96	329	2,046	2,471
	$81,047	$43,101	$2,078	$126,226
Derivative financial instruments
Interest rate contracts	$–	$9,804	$3	$9,807
Foreign exchange and gold contracts	–	26,411	1	26,412
Equity contracts	816	6,452	161	7,429
Credit contracts	–	269	4	273
Commodity contracts	–	2,594	16	2,610
	$816	$45,530	$185	$46,531
Liabilities:
Deposits (3)	$–	$335	$–	$335
Financial liabilities designated at fair value through profit or loss	–	47,165	–	47,165
Obligations related to securities sold short	34,864	3,240	–	38,104

Derivative financial instruments
Interest rate contracts	–	17,181	8	17,189
Foreign exchange and gold contracts	–	25,793	–	25,793
Equity contracts	783	9,288	43	10,114
Credit contracts	–	24	2	26
Commodity contracts	–	2,897	12	2,909
	$783	$55,183	$65	$56,031
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $23,722.
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level 3 instruments carried at fair value for the three and six months ended April 30, 2026.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	For the three months ended April 30, 2026
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into Level 3	Transfers out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (2)
Trading assets
Loans	$161	$(17)	$–	$1	$–	$1	$–	$146	$(17)
Equity securities	11	–	–	–	(3)	9	–	17	–
	172	(17)	–	1	(3)	10	–	163	(17)
Investment securities
Corporate and other debt	31	–	(1)	1	(22)	–	–	9	–
Equity securities	1,938	73	27	78	(206)	–	–	1,910	73
	1,969	73	26	79	(228)	–	–	1,919	73
Derivative financial instruments – assets
Foreign exchange and gold contracts	1	(1)	–	–	–	1	–	1	(1)
Equity contracts	93	(1)	–	2	–	–	(65)	29	(1	) (3)
Credit contracts	6	–	–	3	–	–	–	9	–
Commodity contracts	10	(3)	–	–	–	–	–	7	(3)

Derivative financial instruments – liabilities
Interest rate contracts	(3)	–	–	–	–	(1)	3	(1)	–
Equity contracts	(28)	2	–	(3)	–	–	1	(28)	2	(3)
Credit contracts	(2)	–	–	–	–	–	–	(2)	–
Commodity contracts	(10)	–	–	–	1	–	–	(9)	–
	67	(3)	–	2	1	–	(61)	6	(3)
Total	$2,208	$53	$26	$82	$(230)	$10	$(61)	$2,088	$53
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
(2)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(3)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended April 30, 2025.

	For the three months ended April 30, 2025
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into Level 3	Transfers out of Level 3	Fair value, end of the quarter
Trading assets	$10	$–	$–	$3	$(2)	$6	$(8)	$9
Investment securities	2,012	13	54	29	(111)	–	(9)	1,988
Derivative financial instruments	20	(15)	–	–	8	(15)	(6)	(8)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	For the six months ended April 30, 2026
($ millions)	Fair value, beginning of the period	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into Level 3	Transfers out of Level 3	Fair value, end of the period	Changes in unrealized gains/(losses) recorded in income for instruments still held (2)
Trading assets
Loans	$1	$(17)	$(3)	$165	$–	$1	$(1)	$146	$(17)
Equity securities	12	(1)	–	4	(3)	11	(6)	17	–
	13	(18)	(3)	169	(3)	12	(7)	163	(17)
Investment securities
Corporate and other debt	32	–	(2)	1	(22)	–	–	9	–
Equity securities	2,046	95	29	146	(406)	–	–	1,910	95
	2,078	95	27	147	(428)	–	–	1,919	95
Derivative financial instruments – assets
Interest rate contracts	3	(1)	–	–	(2)	–	–	–	(1	) (3)
Foreign exchange and gold contracts	1	–	–	–	–	1	(1)	1	–
Equity contracts	161	(10)	–	7	(70)	31	(90)	29	10	(4)
Credit contracts	4	2	–	3	–	–	–	9	2
Commodity contracts	16	(9)	–	–	–	–	–	7	(9)

Derivative financial instruments – liabilities
Interest rate contracts	(8)	4	–	(1)	1	(1)	4	(1)	(2	) (3)
Equity contracts	(43)	9	–	(12)	–	–	18	(28)	9	(4)
Credit contracts	(2)	–	–	–	–	–	–	(2)	–
Commodity contracts	(12)	2	–	–	1	–	–	(9)	2
	120	(3)	–	(3)	(70)	31	(69)	6	11
Total	$2,211	$74	$24	$313	$(501)	$43	$(76)	$2,088	$89
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
(2)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(3)
Certain unrealized gains and losses on interest rate derivative contracts are largely offset by mark-to-market
changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

(4)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

The following table summarizes the changes in Level 3 instruments carried at fair value for the six months ended April 30, 2025.

	For the six months ended April 30, 2025
($ millions)	Fair value, beginning of the period	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into Level 3	Transfers out of Level 3	Fair value, end of the period
Trading assets	$25	$1	$–	$4	$(15)	$13	$(19)	$9
Investment securities	1,901	64	59	100	(119)	–	(17)	1,988
Derivative financial instruments	10	(12)	–	4	8	(15)	(3)	(8)
Obligations related to securities sold short	(2)	–	–	–	–	–	2	–
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.